Asset Retirement Obligations and Accrued Environmental Costs - Summary of Reconciliation of Asset Retirement, Environmental Restoration Obligations (Detail) $ in Millions	12 Months Ended
Dec. 31, 2020 USD ($)
Disclosure of asset retirement obligations and accrued environmental costs [Line Items]
Other provisions beginning balance	$ 1,798
Acquisitions	27
Disposals	(3)
Change in estimates	(7)
Recorded in earnings	34
Settled during the year	(109)
Foreign currency translation and other	19
Other provisions ending balance	1,759
Current liabilities
Payables and accrued charges (Note 20)	162
Non-current liabilities
Asset retirement obligations and accrued environmental costs	1,597
Asset retirement obligations [Member]
Disclosure of asset retirement obligations and accrued environmental costs [Line Items]
Other provisions beginning balance	1,254
Acquisitions	12
Disposals	0
Change in estimates	(9)
Recorded in earnings	31
Settled during the year	(88)
Foreign currency translation and other	9
Other provisions ending balance	1,209
Current liabilities
Payables and accrued charges (Note 20)	121
Non-current liabilities
Asset retirement obligations and accrued environmental costs	1,088
Accrued environmental costs [Member]
Disclosure of asset retirement obligations and accrued environmental costs [Line Items]
Other provisions beginning balance	544
Acquisitions	15
Disposals	(3)
Change in estimates	2
Recorded in earnings	3
Settled during the year	(21)
Foreign currency translation and other	10
Other provisions ending balance	550
Current liabilities
Payables and accrued charges (Note 20)	41
Non-current liabilities
Asset retirement obligations and accrued environmental costs	$ 509